MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 39,905	$ 33,309
Gross unrealized Gains	0	0
Gross Unrealized losses	(254)	(211)
Fair value	39,651	33,098
Government debentures - fixed interest rate
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,242	5,161
Gross unrealized Gains	0	0
Gross Unrealized losses	(19)	(33)
Fair value	5,223	5,128
Corporate debentures - fixed interest rate
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	34,663	28,148
Gross unrealized Gains	0	0
Gross Unrealized losses	(235)	(178)
Fair value	$ 34,428	$ 27,970